U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

January 30, 2025

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	Trust for Professional Managers (the “Trust”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
CrossingBridge Low Duration High Income Fund (S000060190)
CrossingBridge Ultra-Short Duration Fund (S000071657)
CrossingBridge Responsible Credit Fund (S000071658)
RiverPark Strategic Income Fund (S000080182)
CrossingBridge Nordic High Income Bond Fund (S000088023)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the CrossingBridge Low Duration High Income Fund, CrossingBridge Ultra-Short Duration Fund, CrossingBridge Responsible Credit Fund, RiverPark Strategic Income Fund and CrossingBridge Nordic High Income Bond Fund (the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated January 28, 2025, and filed electronically as Post-Effective Amendment No. 877 to the Funds’ Registration Statement on Form N-1A on January 30, 2025.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (513) 520-5925.

Very truly yours,

/s/ Jay S. Fitton

Jay S. Fitton
For U.S. Bank Global Fund Services